Property and Equipment	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Property and Equipment

NOTE 4: PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	July 31, 2013	January 31, 2013
Office equipment	$5,474	$1,668
Furniture and fixtures	6,958	-
Sub-total	12,432	1,668
Accumulated depreciation	(647)	-
Property and equipment, net	$11,785	$1,668

Depreciation expense totaled $647 and $0 for the six months ended July 31, 2013 and July 31, 2012, respectively.